INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	February 29,	February 28,
	2020	2021

Trade name and domain names	$27,982	$41,707
User base and customer relationships	24,803	32,378
Licenses	28,476	28,796
Technology	13,230	14,308
Copyrights and teaching materials	5,974	6,026
Partnership agreements and school cooperation agreements	4,858	4,858
Others	2,687	5,655

Total cost of intangible assets	108,010	133,728
Less: accumulated amortization	(45,930)	(70,012)
Less: accumulated impairment loss	(358)	(358)
Add: foreign exchange difference	(2,737)	2,683

	$58,985	$66,041